Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income
Net income	$ 325,972	$ 369,041	$ 329,406
Other comprehensive income (loss), net of tax:
Litigation, claims, judgments or settlements	(30,801)	(21,719)	(19,531)
Less reclassifications of foreign currency translation adjustments to net income			3,514
Total foreign currency translation adjustments	(30,801)	(21,719)	(16,017)
Postretirement healthcare plan adjustments	496	(1,567)	589
Unrealized gain (loss) on available-for-sale securities	7,359	1,398	(668)
Other comprehensive loss	(22,946)	(21,888)	(16,096)
Comprehensive income	303,026	347,153	313,310
Comprehensive income attributable to noncontrolling interests	(6,002)	(4,727)	(6,113)
Comprehensive income attributable to TSYS common shareholders	$ 297,024	$ 342,426	$ 307,197